Intangible Assets (Schedule of Intangible Assets) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of detailed information about intangible assets [line items]
Balance	$ 2,258
Balance	1,925
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	2,332
Balance	2,332
Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	74
Amortization	333
Balance	407
Carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	2,258
Balance	$ 1,925